Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.51

Exception Detail

Run Date - XXX

Evolve Loan ID	Customer Loan ID	2021110117	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXX	2024080740	XXX	XXX	XXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		BORROWERS DON'T HAVE XXX FROM COUNTRY OF XXX.		COMPENSATING FACTORS: (1) FICO IS XXX HIGHER THAN REQUIRED FOR LTV. (2) HAVE BEEN AT SAME EMPLOYER FOR >XXX YEARS AND INDUSTRY, XXX+ YEARS, WITH STABLE AND INCREASING INCOME. (3) PROPERTY IS IN XXX WITH OVER XXX% BUILT-UP, INCREASING PROPERTY VALUES AND UNDER XXX-MONTH MARKETING TIME. (4) XXX PROPERTY WITH MARKET VALUE SAME AS CDA. (5) APPRAISED VALUE > PURCHASE PRICE.				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		Non-QM	1
XXX	XXX	2024080742	XXX	XXX	XXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		CURRENT PAYMENT SHOCK OF XXX% EXCEEDS THE MAXIMUM ALLOWED LIMIT OF XXX%.		COMPENSATING FACTORS: (1) FICO IS XXX HIGHER THAN REQUIRED FOR LTV. (2) HAVE BEEN AT SAME EMPLOYER FOR >XXX YEARS AND INDUSTRY, XXX+ YEARS, WITH STABLE AND INCREASING INCOME. (3) PROPERTY IS IN XXX WITH OVER XXX% BUILT-UP, INCREASING PROPERTY VALUES AND UNDER XXX-MONTH MARKETING TIME. (4) XXX PROPERTY WITH MARKET VALUE SAME AS CDA. (5) APPRAISED VALUE > PURCHASE PRICE.				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		Non-QM	1
XXX	XXX	2024080742	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Missing a Fraud report	document provided		Client XXX; Conditions were uploaded to satisfy but nothing has been cleared Reviewer XXX PM; Documentation uploaded multiple times will delay the process. Please allow XXX hours for documentation to be reviewed.	XXX			A	1	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		Non-QM	1
XXX	XXX	2024080742	XXX	XXX	XXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing an unexpired XXX from the country of XXX. Need this to qualify for XXX loan program.	document provided			XXX			A	1	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		Non-QM	1
XXX	XXX	2024080742	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Other		Exception Exclude car loan/installment from DTI calc since paid by XXX despite limited payment history.		Compensating factors: Verified assets are enough to cover funds to close and reserves.				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		Non-QM	1
XXX	XXX	2024080741	XXX	XXX	XXX	Credit	UW Credit		UW Credit - UW - Credit Other		Exception Residual income does not meet $XXX required minimum.		Compensating factors: Verified assets are enough to cover funds to close and reserves.				XXX	B	2	XXX	XXX	XXX	XXX	C	B	C	B	A	A	A	A		Non-QM	1
XXX	XXX	2024080741	XXX	XXX	XXX	Compliance	Deed of Trust/Mortgage	Deed of Trust/Mortgage - Other:	Notary date is missing	rec'd email chain from title co verifying this is being re-recorded	Reviewer XXX; Rec'd corrected DOT. Please provide a LOI to re-record the DOT.

 Client XXX; DEED OF TRUST DOES NOT NEED TO BE RERECORDED, WE WERE JUST SUPPLIED THE INCORRECT COPY BEFORE IT WAS CORRECTED

 Reviewer XXX; XXX;
 Please upload one of the following: 1. A copy of the recorded mortgage showing the notary date was present at the time of recording.  2. Copy corrected copy of the mtg/dot and a letter of intent to re-record.  Thank you!

 Reviewer XXX;

 Reviewer XXX; Rec'd corrected DOT. Please provide a LOI to re-record the DOT.

 Reviewer XXX; escalated for review

 Reviewer XXX; Received Corrected DOT again. More information is needed.  Please provide one of the following: 1. A copy of the recorded mortgage showing the notary date was present at the time of recording. 2. Copy corrected copy of the mtg/dot and a letter of intent to re-record.

 Client XXX; All other loans you do not require recorded we provided the certified DOT with notary date please clear this condition

 Reviewer XXX; Hello, Anytime there are changes made after re-cording we require a letter of intent to re-record. If we don't have the re-recorded DOT in the file then we need the letter of intent. Thank you

 Reviewer XXX; **Compliance continued : Since we rec'd a signed copy that did not include the notary date on it we need to know that it has been recorded already or will be re-recorded with the corrections.

 Client XXX; email uploaded from closing agent as intent to record should suffice please review

 Reviewer XXX;

 Reviewer XXX; Hello, Perfect, thank you. Condition has been cleared. Thank you!

															XXX			A	1	XXX	XXX	XXX	XXX	D	A	D	A	C	A	A	A		Non-QM	1
XXX	XXX	2024080741	XXX	XXX	XXX	Credit	UW Income/Employment		UW Income/Employment - UW - Other income documentation missing/incomplete		SUBMITTED AS INCOME OPTION2 TO SUPPORT INCOME SUBMITTED OF $XXX. REQUIRES XXX MONTHS OF BANK STATEMENTS COVERING THE MOST RECENT TIME PERIOD TO DETERMINE INCOME, THERE ONLY XXX BK STATEMENTS.	Bank statements supporting CPA letter and statement are in file as required and support income as stated by CPA		Reviewer XXX; Documents received referred to UW for business income calculation. Client XXX; THE XXX were uploaded please clear this condition Reviewer XXX; UW to review	XXX			A	1	XXX	XXX	XXX	XXX	D	A	D	A	C	A	A	A		Non-QM	1